JPMORGAN TRUST II

November 7, 2005

Filing Desk

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	JPMorgan Trust II (the “Trust”) (File No. 2-95973 and 811-4236); on behalf of each of its series, other than the money market funds and the JPMorgan U.S. Real Estate Fund; Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A

RULE 497(J) CERTIFICATION

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the form of prospectuses for the series of the Trust that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 75 of the Trust filed on October 27, 2005 and effective on November 1, 2005 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 75 was filed electronically.

JPMORGAN TRUST II Registrant

/s/ Jessica K. Ditullio
Jessica K. Ditullio Assistant General Counsel